Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue
Year	Amount
2021	$ 239,257
2022	181,234
2023	144,072
2024	114,125
2025 to 2028	209,866

Minimum charter revenues	$ 888,554